INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS
NOTE 9 - INTANGIBLE ASSETS

Marketing Contacts

On September 17, 2009, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement"), whereby BioPharma became a wholly-owned subsidiary of the Company.  Pursuant to the terms of the Merger Agreement, 4,500,000 shares of the Company's common stock were issued in exchange for all the outstanding common stock of BioPharma.

Prior to the Merger Agreement, BioPharma entered into a 50% joint venture with A&Z Pharmaceutical, LLC ("A&Z") to form Pharma Technology International, LLC ("Pharma Tech").   A&Z is a privately held wholesale distributor of pharmaceuticals formed in 1997.  A&Z's customer base includes tertiary hospitals, medical institutions, and governmental agencies located in the United States, South America, Europe and the Middle East. The operations of Pharma Tech to date have been minimal.

Pharma Tech entered into a Distribution Agreement (the "Distribution Agreement") to market, distribute and sell the WCI wound care products in the Middle East through existing A&Z distribution channels. The initial focus of the agreement was on sales of CellerateRX® and required Pharma Tech to sell a minimum of $500,000 of the product each year of the five year agreement to maintain the exclusive right to sell the product. The agreement covered 20 countries throughout the Middle East and Northern Africa.  Pharma Tech placed orders with WCI during 2010 and 2011for sales of the CellerateRX product in Lebanon; however, the minimum sales amount was not obtained.  Our recent experience with international markets indicates that the sales process is much lengthier than anticipated. Pharma Tech continues to work through the government regulations regarding the sale of medical products and although other distributors are now able to sell the product, the sales pipeline already developed by Pharma Tech is expected to produce increased sales in years to come.

As part of the BioPharma acquisition, the formula for a shingles based product was obtained which is only at the idea stage and no determination has been made as to whether the formula can be developed cost effectively into a product. According to the guidance in ASC Topic No. 805-20-25-1, identifiable assets should be recognized separately from goodwill and there was no value assigned to this formula.

The BioPharma transaction has been accounted for as a business combination based on the guidance in ASC Topic No. 805.  The financial statements of BioPharma have been consolidated with those of the Company and an intangible asset was recorded in the amount of $4,187,815 or approximately $.93 per common share issued on the date of acquisition.  The value of the intangible asset  assigned to the marketing contacts recorded by the Company is based on Level 3 input to our valuation methodology, which consists of models with significant unobservable market parameters.  We utilized an undiscounted cash flow analysis based on sales projections from the Distribution Agreement adjusted for the associated costs.  According to ASC Topic No. 805-20-55-27, a customer relationship acquired in a business combination that does not arise from a contract may be an identifiable asset separate from goodwill.   The estimated useful life of the intangible asset was originally determined to be  ten (10) years based on the automatic renewable five year term of the  Distribution Agreement.

At December 31, 2011 the Company evaluated the asset for impairment.  The estimated useful life of the marketing contacts was reduced to the original five (5) year term of the agreement because the minimum sales requirement was not reached in the first or second year of the agreement.  The Company again utilized an undiscounted cash flow analysis based on actual sales in the first two years of the agreement. The resulting impairment of $3,208,372 in addition to the amortization of $418,782 for the year ended December 31, 2011resulted in a net carrying amount of $37,185.

Patent

On September 29, 2009, the Company entered into an Asset Purchase Agreement (the "Agreement"), whereby the Company acquired a patent from Resorbable Orthopedic Products, LLC, a New Jersey limited liability company ("Resorbable NJ") in exchange for 500,000 shares of the Company's common stock and the assumption of a legal fee payable in the amount of $47,595 which is related to the patent.    Based on the guidance in ASC Topic No. 350-30, the patent was recorded as an intangible asset of $462,715, or approximately $.93 per share plus $47,595 for the assumed liability.  The intangible asset is being amortized over an estimated ten year useful life. The amount amortized for the year ended December 31, 2011 and 2010 was $51,030 and $51,032, respectively.

Upon closing of the asset sale by Resorbable NJ, the managers of this New Jersey limited liability company abandoned the name "Resorbable Orthopedic Products, LLC." RSI-ACQ Acquisition, LLC, a Texas limited liability company owned by the Company and formed on August 24, 2009, assumed the name of "Resorbable Orthopedic Products, LLC" in Texas.

The activity for the intangible accounts is summarized below:

	2011	2010
Patent	$510,310	$510,310
Accumulated amortization	(114,820)	(63,790)
Patent, net of accumulated amortization	395,490	446,520

Marketing contacts	4,187,815	4,187,815
Accumulated Amortization	(4,150,630)	(523,476)
Marketing contacts, net of accumulated amortization	37,185	3,664,339

Total intangibles, net of accumulated amortization	$432,675	$4,110,859